GENERAL (Tables)	12 Months Ended
Dec. 31, 2015
Fiber Company [Member]
Business Acquisition [Line Items]
Schedule of Assets Acquired and Liabilities Assumed
Net assets (including cash of $411)	$821
Intangible assets	2,050
Deferred tax assets	474
Deferred tax liabilities	(819)
Goodwill	1,760

Total purchase price	$4,286

Schedule of Intangible Assets
Fair value

Technology	$1,337
Customer relationships	315
Backlog	398

Total intangible assets	$2,050

Schedule of Revenue and Net Earnings
Year ended December 31, 2014

Revenues	$3,763

Net income	$733

Schedule of Unaudited Pro Forma Results
	Year ended December 31,

	2013	2014

	Unaudited

Revenues	$55,282	$77,999

Net income (loss)	$(5,780)	$3,156

Basic and diluted income (loss) per share	$(0.36)	$0.19

Cyberseal [Member]
Business Acquisition [Line Items]
Schedule of Purchase Price

Cash	$2,560
Warrants *)	1,500

Total purchase price	$4,060

*)

Represents the fair value of 898,204 warrants to purchase the shares of Magal, granted upon consummation of the acquisition. The fair value of these options was determined using a Binomial valuation model with the following assumptions: Contractual term of 6-7 years, risk-free interest rate of 1.78%-3.65%, expected volatility of 44.59%-57.31% and no dividend yield.

Schedule of Assets Acquired and Liabilities Assumed
Net assets (liabilities) (including cash of $167)	$(112)
Intangible assets	1,166
Deferred tax liabilities	(175)
Goodwill	3,181

Total purchase price	$4,060

Schedule of Intangible Assets
Fair value

Technology	$457
Customer relationships	386
Backlog	323

Total intangible assets	$1,166

Schedule of Revenue and Net Earnings
Year ended December 31, 2013

Revenues	$1,638

Net loss	$(703)

Schedule of Unaudited Pro Forma Results
	Year ended December 31,
	2012	2013

	Unaudited

Revenues	$79,501	$51,527

Net income (loss)	$3,565	$(4,378)

Basic and diluted income (loss) per share	$0.22	$(0.27)